Capital Structure and Financial Matters (Tables)	6 Months Ended
Jun. 30, 2023
Capital Structure and Financial Matters
Schedule of changes in the share capital

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2022	24,139,413	24,139
Capital increase at January 4, 2023 (JonesTrading sales agreement)	634,413	634
Capital increase at January 5, 2023 (JonesTrading sales agreement)	94,278	94
Capital increase at January 20, 2023 (JonesTrading sales agreement)	259,407	259
Capital increase at January 24, 2023 (JonesTrading sales agreement)	151,335	151
Capital increase at February 7, 2023 (JonesTrading sales agreement)	96,271	96
Capital increase at February 9, 2023 (JonesTrading sales agreement)	1,003,802	1,004
Capital increase at February 13, 2023 (JonesTrading sales agreement)	42,808	43
Capital increase at March 3, 2023 (JonesTrading sales agreement)	16,280	16
Exercised warrants, May 17, 2023	134,730	135
Exercised warrants, May 24, 2023	51,125	51
Exercised warrants, June 1, 2023	150,000	150
Capital increase at June 5, 2023 (JonesTrading sales agreement)	861,614	862
Exercised warrants, June 30, 2023	4,824	5
Share capital, June 30, 2023	27,640,300	27,639